SUPPLEMENT DATED APRIL 28, 2025
                      TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT D
                    ElitePlus Bonus Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about April 30, 2025, the Invesco V.I. Capital Appreciation Fund was renamed the Invesco VI Discovery Large Cap Fund. Accordingly, all references to "Invesco V.I. Capital Appreciation Fund" in the prospectus are replaced with "Invesco VI Discovery Large Cap Fund."

Additionally, effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the Funds listed below.

* VALIC Company I International Equities Index Fund
* VALIC Company I Stock Index Fund


Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.